Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2019
Summary of Significant Accounting Policies [Abstract]
Schedule of official statistics annual price variation
Price variation	June 30, 2017	June 30, 2018	June 30, 2019	Cumulative as of June 30, 2019 (3 years)
Annual	19%	29%	56%	139%

Schedule of new accounting standards and amendments

Standards and amendments	Description	Date of mandatory adoption for the Group in the year ended on
Amendments to IAS 40 "Transfers of Investment Properties"	Clarifies the conditions that should be met for an entity to transfer a property to, or from, investment properties.	06-30-2019
Cycle of annual improvements 2014-2016. IAS 28 "Investments in Associates and Joint ventures".	Clarifies that the option to measure an associate or a joint venture at fair value for a qualifying entity is available upon initial recognition.	06-30-2019
IFRS 9 "Financial Instruments".	Adds a new impairment model based on expected losses and introduces some minor amendments to the classification and measurement of financial assets.	06-30-2019
IFRS 15 "Revenues from contracts with customers"

Provides the new revenue recognition model derived from contracts with customers. The core principle underlying the model is satisfaction of performance obligations assumed with customers. Applies to all contracts with customers, except those covered by other IFRSs, such as leases, insurance and financial instruments contracts. The standard does not address recognition of interest or dividend income.

06-30-2019
Amendments to IFRS 2 "Share-based Payment".

The amendments clarify the scope of the standard in relation to (i) accounting of the effects that the concession consolidation conditions have on cash settled share-based payments, (ii) the Classification of the share-based payment transactions subject to net settlement, and (iii) accounting for the amendment of terms and conditions of the share-based payment transaction that reclassifies the transaction from cash settled to equity settled.

06-30-2019

Standards and amendments	Description	Date of mandatory adoption for the Group in the year ended on
IFRS 16 "Leases".	Will supersede IAS 17 currently in force (and associated interpretations) and its scope includes all leases, with a two specific exceptions (low cost assets' leases and short-term leases). Under the new standard, lessees are required to account for leases under one single model in the balance sheet that is similar to the one used to account for financial leases under IAS 17. The accounting of the lessor has no significant changes.	06-30-2020
Amendment to IAS 28 "Investment in associates and joint ventures	Requires the adoption of IFRS 9 regarding long-term investments that are essentially part of the net investment of an entity in an associate or joint venture	06-30-2020
Definition of Material - Amendments to IAS 1 and IAS 8	The IASB has made modifications to IAS 1 "Presentation of Financial Statements and IAS 8 "Accounting policies, changes in accounting estimates and errors" requires that the materiality be consistent for the application of IFRS.	06-30-2020
Defining a business - Amendments to IFRS 3	The new business definition requires that a business combination contribute significantly to creating products or services.	06-30-2020

Schedule of financial position

	06.30.19
	According to previous standards	Implementation of IFRS 15	Current statement of profit or loss
Revenues	79,870	2,795	82,665
Costs	(50,828)	(2,362)	(53,190)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,613	-	1,613
Changes in the net realizable value of agricultural products after harvest	(30)	-	(30)
Gross profit	30,625	433	31,058
Net loss from fair value adjustment of investment properties	(23,618)	-	(23,618)
Gain from disposal of farmlands	465	-	465
General and administrative expenses	(8,770)	-	(8,770)
Selling expenses	(10,981)	1,158	(9,823)
Other operating results, net	881	-	881
(Loss) / Profit from operations	(11,398)	1,591	(9,807)
Share of loss of associates and joint ventures	(4,943)	(36)	(4,979)
(Loss) / Profit from operations before financing and taxation	(16,341)	1,555	(14,786)
Finance income	1,428	-	1,428
Finance cost	(17,455)	(31)	(17,486)
Other financial results	4,128	-	4,128
Inflation adjustment	(431)	-	(431)
Financial results, net	(12,330)	(31)	(12,361)
(Loss) / Income before income tax	(28,671)	1,524	(27,147)
Income tax	(1,468)	(362)	(1,830)
(Loss) / Income for the year from continuing operations	(30,139)	1,162	(28,977)
Profit for the year from discontinued operations	480	-	480
Loss for the year	(29,659)	1,162	(28,497)

	07.01.18
	Implementation of IFRS 15	Implementation of IFRS 9	Total
ASSETS
Non-current assets
Trading properties	(4,143)	-	(4,143)
Investment in associates and joint ventures	159	(258)	(99)
Deferred income tax assets	(230)	-	(230)
Trade and other receivables	393	(126)	267
Total non-current assets	(3,821)	(384)	(4,205)
Current assets
Trading properties	(1,048)	-	(1,048)
Groups of assets held for sale	418	(10)	408
Total current assets	(630)	(10)	(640)
TOTAL ASSETS	(4,451)	(394)	(4,845)
SHAREHOLDERS' EQUITY
Shareholders' equity (according to corresponding statement)	89	(231)	(142)
Non-controlling interest	240	(333)	(93)
TOTAL SHAREHOLDERS' EQUITY	329	(564)	(235)
LIABILITIES
Non-current liabilities
Trade and other payables	-	206	206
Income tax and minimum presumed income tax liabilities	(53)	(113)	(166)
Borrowings	(1,933)	-	(1,933)
Total non-current liabilities	(1,986)	93	(1,893)
Current liabilities
Trade and other payables	(2,794)	-	(2,794)
Income tax and minimum presumed income tax liabilities	-	77	77
Total Current liabilities	(2,794)	77	(2,717)
TOTAL LIABILITIES	(4,780)	170	(4,610)
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	(4,451)	(394)	(4,845)

	IFRS 16 impact	IAS 28 impact	Adjusted statement of financial position
ASSETS
Non-current assets
Investment properties	298	-	298
Right-of-use assets	11,429	-	11,429
Investments in associates and joint ventures	-	(1,373)	(1,373)
Trade and other receivables	84	-	84
Total non-current assets	11,811	(1,373)	10,438
TOTAL ASSETS	13,888	(1,373)	12,515
SHAREHOLDERS' EQUITY
Shareholders' equity attributable to equity holders of the parent
Retained earnings	(82)	(485)	(567)
Non-controlling interest	(49)	(888)	(937)
TOTAL SHAREHOLDERS' EQUITY	(131)	(1,373)	(1,504)
LIABILITIES
Non-current liabilities
Lease liabilities	8,551	-	8,551
Total non-current liabilities	8,551	-	8,551
Current liabilities
Lease liabilities	3,200	-	3,200
Trade and other payables	(48)	-	(48)
Group of liabilities held for sale	2,316	-	2,316
Total current liabilities	5,468	-	5,468
TOTAL LIABILITIES	14,019	-	14,019
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	13,888	(1,373)	12,515

Schedule of agricultural business

		Principal	% of ownership interest held by the Group
Name of the entity	Country	activity	06.30.19	06.30.18	06.30.17
Cresud’s direct equity interest in:
Brasilagro-CompanhIa Brasileira de Propriedades Agrícolas (1)	Brazil	Agricultural	43.29%	43.29%	43.43%
Sociedad Anónima Carnes Pampeanas S.A. (2)	Argentina	Agro-industrial	100.00%	100.00%	100.00%
Futuros y Opciones.Com S.A.	Argentina	Brokerage	50.10%	50.10%	59.59%
Helmir S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
IRSA Inversiones y Representaciones Sociedad Anónima (2)	Argentina	Real estate	62.35%	63.74%	63.76%
Agropecuaria Santa Cruz S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Brasilagro’s direct equity interest in:
Araucária Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Cajueiro Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Ceibo Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Cremaq Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Engenho de Maracajú Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Flamboyant Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Jaborandi Agrícola Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Jaborandi Propriedades Agrícolas S.A.	Brazil	Agricultural	99.99%	99.99%	99.99%
Mogno Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Palmeiras S.A.	Paraguay	Agricultural	99.99%	99.99%	-
Agropecuaria Morotí S.A.	Paraguay	Agricultural	99.99%	99.99%	-
Futuros y Opciones.Com. S.A.’s direct equity interest in:
Amauta Agro S.A. (3)	Argentina	Brokerage	98.57%	98.57%	98.57%
FyO Acopio S.A. (3)	Argentina	Warehousing and brokerage	98.57%	98.57%	98.57%
FyO Chile SPA	Chile	Brokerage	100.00%	100.00%	100.00%
Agropecuaria Santa Cruz S.A.’s direct equity interest in:
Agropecuaria Acres del Sud S.A. (2)	Bolivia	Agricultural	100.00%	100.00%	100.00%
Ombú Agropecuaria S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Yatay Agropecuaria S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Yuchán Agropecuaria S.A. (2)	Bolivia	Agricultural	100.00%	100.00%	100.00%
Sedelor S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Codalis S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Alafox S.A.	Uruguay	Investment	100.00%	100.00%	100.00%

(1)	The Group exercises “de facto control” over Brasilagro as a result of (i) the percentage and concentration of voting rights of the Group and the absence of other shareholders with significant voting rights, (ii) the absence of a voting agreement among the other shareholders to vote together as a group, (iii) the record of attendance to Shareholders’ Meetings and the record of votes casted by the other shareholders; and (iv) the effective control exercised by the Group to direct Brasilagro’s relevant activities through its seat in the Board of Directors. See Note 7 for further information regarding to Brasilagro.
(2)	Includes interest indirectly held through Helmir.
(3)	Includes interest directly held through Cresud.

Schedule of urban properties and investments business

		Principal	% of ownership interest held by the Group
Name of the entity	Country	activity	06.30.19	06.30.18	06.30.17
IRSA’s direct equity interest:
IRSA CP (1)	Argentina	Real estate	83.80%	86.34%	94.61%
E-Commerce Latina S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Efanur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Hoteles Argentinos S.A.	Argentina	Hotel	100.00%	80.00%	80.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (2)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
UT IRSA y Galerías Pacífico S.A. (2)	Argentina	Investment	50.00%	50.00%	50.00%
IRSA CP’s direct equity interest in:
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A. (3)	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.92%	99.92%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata	Argentina	Real estate	100.00%	100.00%	-
Pareto S.A.	Argentina	Design and software development	69.69%	-	-
La Malteria	Argentina	Real estate	100.00%	-	-
Tyrus S.A.’s direct equity interest in:
DFL and DN BV	Bermudas / Netherlands	Investment	96.46%	91.57%	91.57%
I Madison LLC	United States	Investment	-	-	100.00%
IRSA Development LP	United States	Investment	-	-	100.00%
IRSA International LLC	United States	Investment	100.00%	100.00%	100.00%
Jiwin S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Liveck S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Real Estate Investment Group IV LP (REIG IV)	Bermudas	Investment	-	-	100.00%
Real Estate Investment Group V LP (REIG V)	Bermudas	Investment	100.00%	100.00%	100.00%
Real Estate Strategies LLC	United States	Investment	100.00%	100.00%	100.00%

			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.19	06.30.18	06.30.17
Efanur S.A.’s direct equity interest in:
Real Estate Investment Group VII LP (REIG VII)	Bermudas	Investment	100.00%	100.00%	-
DFL’s and DNBV’s direct equity interest in:
IDB Development Corporation Ltd.	Israel	Investment	100.00%	100.00%	68.28%
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	-
DIL’s direct equity interest in:
Discount Investment Corporation Ltd. (4)	Israel	Investment	83.77%	76.57%	77.25%
IDBD’s direct equity interest in:
IDB Tourism (2009) Ltd.	Israel	Tourism services	100.00%	100.00%	100.00%
IDB Group Investment Inc	Israel	Investment	100.00%	100.00%	100.00%
DIC’s direct equity interest in:
Property & Building Corporation Ltd.	Israel	Real estate	68.80%	64.40%	64.40%
Shufersal Ltd. (6)	Israel	Retail	-	-	54.19%
Cellcom Israel Ltd. (5)	Israel	Telecommunications	44.10%	43.14%	42.26%
Elron Electronic Industries Ltd.	Israel	Investment	61.06%	50.30%	50.30%
Bartan Holdings and Investments Ltd.	Israel	Investment	55.68%	55.68%	55.68%
Epsilon Investment House Ltd.	Israel	Investment	68.75%	68.75%	68.75%
PBC’s direct equity interest in:
Gav-Yam Bayside Land Corporation Ltd.	Israel	Real estate	51.70%	51.70%	55.01%
Ispro The Israeli Properties Rental Corporation Ltd.	Israel	Real estate	100.00%	100.00%	100.00%
Matam - Scientific Industries Center Haifa Ltd.	Israel	Real estate	50.10%	50.10%	50.10%
Hadarim Properties Ltd.	Israel	Real estate	100.00%	100.00%	100.00%
Property & Building (Commercial Centers) Ltd.	Israel	Real estate	100.00%	100.00%	100.00%
PBC USA Investments Inc	United States	Real estate	100.00%	100.00%	100.00%

(1)	Includes interest held through E-Commerce Latina S.A. and Tyrus S.A.
(2)	The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerías Pacífico considering its equity interest and a shareholder agreement that confers it majority of votes in the decision making process.
(3)	Includes interest held through Ritelco S.A. and Torodur S.A.
(4)	Includes Tyrus’ equity interest.
(5)	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes (47.2%) vis-à-vis other shareholders, also taking into account the historic voting performance in the Shareholders’ Meetings, as well as the evaluation of the holdings of the remaining shareholders, which are highly atomized.
(6)	Control was lost in June 30, 2018 (see Note 4.(p)).

Schedule of useful life
Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Communication networks	Between 4 and 20 years
Others	Between 3 and 25 years